FINANCIAL RISK MANAGEMENT - Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	$ (5)	$ 10	$ 10
Impact of 10% increase on net income (loss)	5	(10)	(10)
Impact of 10% decrease on parent equity	(150)	131	103
Impact of 10% increase on parent equity	150	(131)	(103)
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	(12)	13	14
Impact of 10% increase on net income (loss)	12	(13)	(14)
Impact of 10% decrease on parent equity	(14)	34	43
Impact of 10% increase on parent equity	$ 14	$ (34)	$ (43)